Shareholder Report, Holdings (Details)	Jun. 30, 2024
Shelton Emerging Markets Fund Institutional Class Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Shelton Emerging Markets Fund Institutional Class Shares | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Shelton Emerging Markets Fund Institutional Class Shares | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Shelton Emerging Markets Fund Institutional Class Shares | Dr Reddy's Laboratories Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Shelton Emerging Markets Fund Institutional Class Shares | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Shelton Emerging Markets Fund Institutional Class Shares | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton Emerging Markets Fund Institutional Class Shares | Wipro Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton Emerging Markets Fund Institutional Class Shares | Korean Air Lines Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Shelton Emerging Markets Fund Institutional Class Shares | FirstRand Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Shelton Emerging Markets Fund Institutional Class Shares | Regional SAB de CV [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Shelton Emerging Markets Fund Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Shelton Emerging Markets Fund Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Shelton Emerging Markets Fund Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Shelton Emerging Markets Fund Institutional Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
Shelton Emerging Markets Fund Institutional Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Shelton Emerging Markets Fund Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Shelton Emerging Markets Fund Institutional Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Shelton Emerging Markets Fund Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
Shelton Emerging Markets Fund Institutional Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Shelton Emerging Markets Fund Institutional Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Shelton Emerging Markets Fund Institutional Class Shares | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Shelton Emerging Markets Fund Investor Class Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Shelton Emerging Markets Fund Investor Class Shares | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Shelton Emerging Markets Fund Investor Class Shares | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Shelton Emerging Markets Fund Investor Class Shares | Dr Reddy's Laboratories Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Shelton Emerging Markets Fund Investor Class Shares | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Shelton Emerging Markets Fund Investor Class Shares | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton Emerging Markets Fund Investor Class Shares | Wipro Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton Emerging Markets Fund Investor Class Shares | Korean Air Lines Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Shelton Emerging Markets Fund Investor Class Shares | FirstRand Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Shelton Emerging Markets Fund Investor Class Shares | Regional SAB de CV [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Shelton Emerging Markets Fund Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Shelton Emerging Markets Fund Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Shelton Emerging Markets Fund Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Shelton Emerging Markets Fund Investor Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
Shelton Emerging Markets Fund Investor Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Shelton Emerging Markets Fund Investor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Shelton Emerging Markets Fund Investor Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Shelton Emerging Markets Fund Investor Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
Shelton Emerging Markets Fund Investor Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Shelton Emerging Markets Fund Investor Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Shelton Emerging Markets Fund Investor Class Shares | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Shelton International Select Equity Fund Institutional Class Shares | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Shelton International Select Equity Fund Institutional Class Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Shelton International Select Equity Fund Institutional Class Shares | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton International Select Equity Fund Institutional Class Shares | Eni SpA [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton International Select Equity Fund Institutional Class Shares | Amundi SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton International Select Equity Fund Institutional Class Shares | George Weston Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Shelton International Select Equity Fund Institutional Class Shares | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton International Select Equity Fund Institutional Class Shares | Amada Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton International Select Equity Fund Institutional Class Shares | Lifco AB [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton International Select Equity Fund Institutional Class Shares | Henkel AG & Co KGaA [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Shelton International Select Equity Fund Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton International Select Equity Fund Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
Shelton International Select Equity Fund Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
Shelton International Select Equity Fund Institutional Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
Shelton International Select Equity Fund Institutional Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Shelton International Select Equity Fund Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton International Select Equity Fund Institutional Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Shelton International Select Equity Fund Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Shelton International Select Equity Fund Institutional Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Shelton International Select Equity Fund Institutional Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Shelton International Select Equity Fund Investor Class Shares | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Shelton International Select Equity Fund Investor Class Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Shelton International Select Equity Fund Investor Class Shares | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton International Select Equity Fund Investor Class Shares | Eni SpA [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton International Select Equity Fund Investor Class Shares | Amundi SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton International Select Equity Fund Investor Class Shares | George Weston Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Shelton International Select Equity Fund Investor Class Shares | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton International Select Equity Fund Investor Class Shares | Amada Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton International Select Equity Fund Investor Class Shares | Lifco AB [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton International Select Equity Fund Investor Class Shares | Henkel AG & Co KGaA [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Shelton International Select Equity Fund Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton International Select Equity Fund Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
Shelton International Select Equity Fund Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
Shelton International Select Equity Fund Investor Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
Shelton International Select Equity Fund Investor Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Shelton International Select Equity Fund Investor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton International Select Equity Fund Investor Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Shelton International Select Equity Fund Investor Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Shelton International Select Equity Fund Investor Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Shelton International Select Equity Fund Investor Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Shelton Tactical Credit Fund Investor Class Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Shelton Tactical Credit Fund Investor Class Shares | Talos Production Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Shelton Tactical Credit Fund Investor Class Shares | Six Flags Entertainment Corp / Six Flags Theme Parks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Shelton Tactical Credit Fund Investor Class Shares | Roche Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton Tactical Credit Fund Investor Class Shares | Air Canada 2020-1 Class C Pass Through Trust [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Shelton Tactical Credit Fund Investor Class Shares | Acushnet Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton Tactical Credit Fund Investor Class Shares | United Rentals North America Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Tactical Credit Fund Investor Class Shares | JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Tactical Credit Fund Investor Class Shares | Cinemark USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Tactical Credit Fund Investor Class Shares | Kraft Heinz Foods Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Shelton Tactical Credit Fund Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Shelton Tactical Credit Fund Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
Shelton Tactical Credit Fund Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
Shelton Tactical Credit Fund Investor Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
Shelton Tactical Credit Fund Investor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Shelton Tactical Credit Fund Investor Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Shelton Tactical Credit Fund Investor Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Shelton Tactical Credit Fund Investor Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Shelton Tactical Credit Fund Institutional Class Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Shelton Tactical Credit Fund Institutional Class Shares | Talos Production Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Shelton Tactical Credit Fund Institutional Class Shares | Six Flags Entertainment Corp / Six Flags Theme Parks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Shelton Tactical Credit Fund Institutional Class Shares | Roche Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton Tactical Credit Fund Institutional Class Shares | Air Canada 2020-1 Class C Pass Through Trust [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Shelton Tactical Credit Fund Institutional Class Shares | Acushnet Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton Tactical Credit Fund Institutional Class Shares | United Rentals North America Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Tactical Credit Fund Institutional Class Shares | JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Tactical Credit Fund Institutional Class Shares | Cinemark USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Tactical Credit Fund Institutional Class Shares | Kraft Heinz Foods Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Shelton Tactical Credit Fund Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Shelton Tactical Credit Fund Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
Shelton Tactical Credit Fund Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
Shelton Tactical Credit Fund Institutional Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
Shelton Tactical Credit Fund Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Shelton Tactical Credit Fund Institutional Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Shelton Tactical Credit Fund Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Shelton Tactical Credit Fund Institutional Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
ICON CONSUMER SELECT FUND (Institutional Class) | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
ICON CONSUMER SELECT FUND (Institutional Class) | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
ICON CONSUMER SELECT FUND (Institutional Class) | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
ICON CONSUMER SELECT FUND (Institutional Class) | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%
ICON CONSUMER SELECT FUND (Institutional Class) | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
ICON CONSUMER SELECT FUND (Institutional Class) | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
ICON CONSUMER SELECT FUND (Institutional Class) | Skechers USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
ICON CONSUMER SELECT FUND (Institutional Class) | Marsh & McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
ICON CONSUMER SELECT FUND (Institutional Class) | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
ICON CONSUMER SELECT FUND (Institutional Class) | Deckers Outdoor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
ICON CONSUMER SELECT FUND (Institutional Class) | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
ICON CONSUMER SELECT FUND (Institutional Class) | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
ICON CONSUMER SELECT FUND (Institutional Class) | Gentex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
ICON CONSUMER SELECT FUND (Institutional Class) | eBay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
ICON CONSUMER SELECT FUND (Institutional Class) | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
ICON CONSUMER SELECT FUND (Investor Class) | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
ICON CONSUMER SELECT FUND (Investor Class) | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
ICON CONSUMER SELECT FUND (Investor Class) | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
ICON CONSUMER SELECT FUND (Investor Class) | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%
ICON CONSUMER SELECT FUND (Investor Class) | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
ICON CONSUMER SELECT FUND (Investor Class) | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
ICON CONSUMER SELECT FUND (Investor Class) | Skechers USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
ICON CONSUMER SELECT FUND (Investor Class) | Marsh & McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
ICON CONSUMER SELECT FUND (Investor Class) | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
ICON CONSUMER SELECT FUND (Investor Class) | Deckers Outdoor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
ICON CONSUMER SELECT FUND (Investor Class) | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
ICON CONSUMER SELECT FUND (Investor Class) | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
ICON CONSUMER SELECT FUND (Investor Class) | Gentex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
ICON CONSUMER SELECT FUND (Investor Class) | eBay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
ICON CONSUMER SELECT FUND (Investor Class) | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
ICON EQUITY FUND (Institutional Class) | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
ICON EQUITY FUND (Institutional Class) | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
ICON EQUITY FUND (Institutional Class) | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
ICON EQUITY FUND (Institutional Class) | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
ICON EQUITY FUND (Institutional Class) | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
ICON EQUITY FUND (Institutional Class) | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
ICON EQUITY FUND (Institutional Class) | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON EQUITY FUND (Institutional Class) | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
ICON EQUITY FUND (Institutional Class) | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
ICON EQUITY FUND (Institutional Class) | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
ICON EQUITY FUND (Institutional Class) | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
ICON EQUITY FUND (Institutional Class) | Alamo Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
ICON EQUITY FUND (Institutional Class) | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
ICON EQUITY FUND (Institutional Class) | Chart Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
ICON EQUITY FUND (Institutional Class) | Trinity Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
ICON EQUITY FUND (Institutional Class) | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
ICON EQUITY FUND (Institutional Class) | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
ICON EQUITY FUND (Institutional Class) | Extreme Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
ICON EQUITY FUND (Institutional Class) | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
ICON EQUITY FUND (Investor Class) | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
ICON EQUITY FUND (Investor Class) | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
ICON EQUITY FUND (Investor Class) | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
ICON EQUITY FUND (Investor Class) | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
ICON EQUITY FUND (Investor Class) | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
ICON EQUITY FUND (Investor Class) | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
ICON EQUITY FUND (Investor Class) | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON EQUITY FUND (Investor Class) | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
ICON EQUITY FUND (Investor Class) | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
ICON EQUITY FUND (Investor Class) | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
ICON EQUITY FUND (Investor Class) | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
ICON EQUITY FUND (Investor Class) | Alamo Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
ICON EQUITY FUND (Investor Class) | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
ICON EQUITY FUND (Investor Class) | Chart Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
ICON EQUITY FUND (Investor Class) | Trinity Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
ICON EQUITY FUND (Investor Class) | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
ICON EQUITY FUND (Investor Class) | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
ICON EQUITY FUND (Investor Class) | Extreme Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
ICON EQUITY FUND (Investor Class) | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
ICON EQUITY INCOME FUND (Institutional Class) | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
ICON EQUITY INCOME FUND (Institutional Class) | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
ICON EQUITY INCOME FUND (Institutional Class) | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
ICON EQUITY INCOME FUND (Institutional Class) | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
ICON EQUITY INCOME FUND (Institutional Class) | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
ICON EQUITY INCOME FUND (Institutional Class) | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
ICON EQUITY INCOME FUND (Institutional Class) | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
ICON EQUITY INCOME FUND (Institutional Class) | Government [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
ICON EQUITY INCOME FUND (Institutional Class) | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
ICON EQUITY INCOME FUND (Institutional Class) | Vector Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
ICON EQUITY INCOME FUND (Institutional Class) | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
ICON EQUITY INCOME FUND (Institutional Class) | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
ICON EQUITY INCOME FUND (Institutional Class) | Ingredion Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
ICON EQUITY INCOME FUND (Institutional Class) | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
ICON EQUITY INCOME FUND (Institutional Class) | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
ICON EQUITY INCOME FUND (Institutional Class) | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
ICON EQUITY INCOME FUND (Institutional Class) | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
ICON EQUITY INCOME FUND (Institutional Class) | KeyCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
ICON EQUITY INCOME FUND (Institutional Class) | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
ICON EQUITY INCOME FUND (Investor Class) | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
ICON EQUITY INCOME FUND (Investor Class) | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
ICON EQUITY INCOME FUND (Investor Class) | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
ICON EQUITY INCOME FUND (Investor Class) | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
ICON EQUITY INCOME FUND (Investor Class) | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
ICON EQUITY INCOME FUND (Investor Class) | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
ICON EQUITY INCOME FUND (Investor Class) | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
ICON EQUITY INCOME FUND (Investor Class) | Government [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
ICON EQUITY INCOME FUND (Investor Class) | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
ICON EQUITY INCOME FUND (Investor Class) | Vector Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
ICON EQUITY INCOME FUND (Investor Class) | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
ICON EQUITY INCOME FUND (Investor Class) | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
ICON EQUITY INCOME FUND (Investor Class) | Ingredion Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
ICON EQUITY INCOME FUND (Investor Class) | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
ICON EQUITY INCOME FUND (Investor Class) | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
ICON EQUITY INCOME FUND (Investor Class) | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
ICON EQUITY INCOME FUND (Investor Class) | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
ICON EQUITY INCOME FUND (Investor Class) | KeyCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
ICON EQUITY INCOME FUND (Investor Class) | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
ICON FLEXIBLE BOND FUND (Institutional Class) | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
ICON FLEXIBLE BOND FUND (Institutional Class) | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
ICON FLEXIBLE BOND FUND (Institutional Class) | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
ICON FLEXIBLE BOND FUND (Institutional Class) | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
ICON FLEXIBLE BOND FUND (Institutional Class) | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
ICON FLEXIBLE BOND FUND (Institutional Class) | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
ICON FLEXIBLE BOND FUND (Institutional Class) | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
ICON FLEXIBLE BOND FUND (Institutional Class) | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
ICON FLEXIBLE BOND FUND (Institutional Class) | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
ICON FLEXIBLE BOND FUND (Institutional Class) | Government [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
ICON FLEXIBLE BOND FUND (Institutional Class) | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
ICON FLEXIBLE BOND FUND (Institutional Class) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
ICON FLEXIBLE BOND FUND (Institutional Class) | Argo Group US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
ICON FLEXIBLE BOND FUND (Institutional Class) | American Airlines 2013-1 Class A Pass Through Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ICON FLEXIBLE BOND FUND (Institutional Class) | Equity Commonwealth [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ICON FLEXIBLE BOND FUND (Institutional Class) | NGL Energy Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ICON FLEXIBLE BOND FUND (Institutional Class) | American Airlines 2019-1 Class B Pass Through Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
ICON FLEXIBLE BOND FUND (Institutional Class) | Farm Credit Bank of Texas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
ICON FLEXIBLE BOND FUND (Institutional Class) | United Airlines 2016-1 Class A Pass Through Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
ICON FLEXIBLE BOND FUND (Institutional Class) | BlackRock ESG Capital Allocation Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
ICON FLEXIBLE BOND FUND (Institutional Class) | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ICON FLEXIBLE BOND FUND (Institutional Class) | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
ICON FLEXIBLE BOND FUND (Investor Class) | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
ICON FLEXIBLE BOND FUND (Investor Class) | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
ICON FLEXIBLE BOND FUND (Investor Class) | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
ICON FLEXIBLE BOND FUND (Investor Class) | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
ICON FLEXIBLE BOND FUND (Investor Class) | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
ICON FLEXIBLE BOND FUND (Investor Class) | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
ICON FLEXIBLE BOND FUND (Investor Class) | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
ICON FLEXIBLE BOND FUND (Investor Class) | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
ICON FLEXIBLE BOND FUND (Investor Class) | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
ICON FLEXIBLE BOND FUND (Investor Class) | Government [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
ICON FLEXIBLE BOND FUND (Investor Class) | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
ICON FLEXIBLE BOND FUND (Investor Class) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
ICON FLEXIBLE BOND FUND (Investor Class) | Argo Group US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
ICON FLEXIBLE BOND FUND (Investor Class) | American Airlines 2013-1 Class A Pass Through Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ICON FLEXIBLE BOND FUND (Investor Class) | Equity Commonwealth [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ICON FLEXIBLE BOND FUND (Investor Class) | NGL Energy Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ICON FLEXIBLE BOND FUND (Investor Class) | American Airlines 2019-1 Class B Pass Through Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
ICON FLEXIBLE BOND FUND (Investor Class) | Farm Credit Bank of Texas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
ICON FLEXIBLE BOND FUND (Investor Class) | United Airlines 2016-1 Class A Pass Through Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
ICON FLEXIBLE BOND FUND (Investor Class) | BlackRock ESG Capital Allocation Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
ICON FLEXIBLE BOND FUND (Investor Class) | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ICON FLEXIBLE BOND FUND (Investor Class) | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Institutional Class) | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Institutional Class) | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Institutional Class) | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Institutional Class) | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Institutional Class) | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Institutional Class) | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Institutional Class) | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Institutional Class) | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Institutional Class) | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Institutional Class) | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Institutional Class) | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Institutional Class) | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Institutional Class) | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Institutional Class) | Autodesk Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Institutional Class) | LiveRamp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Investor Class) | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Investor Class) | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Investor Class) | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Investor Class) | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Investor Class) | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Investor Class) | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Investor Class) | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Investor Class) | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Investor Class) | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Investor Class) | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Investor Class) | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Investor Class) | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Investor Class) | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Investor Class) | Autodesk Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Investor Class) | LiveRamp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
ICON Natural Resources and Infrastructure Fund (Institutional Class) | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
ICON Natural Resources and Infrastructure Fund (Institutional Class) | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
ICON Natural Resources and Infrastructure Fund (Institutional Class) | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
ICON Natural Resources and Infrastructure Fund (Institutional Class) | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
ICON Natural Resources and Infrastructure Fund (Institutional Class) | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
ICON Natural Resources and Infrastructure Fund (Institutional Class) | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON Natural Resources and Infrastructure Fund (Institutional Class) | Blue Bird Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
ICON Natural Resources and Infrastructure Fund (Institutional Class) | AAR Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
ICON Natural Resources and Infrastructure Fund (Institutional Class) | Golar LNG Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
ICON Natural Resources and Infrastructure Fund (Institutional Class) | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
ICON Natural Resources and Infrastructure Fund (Institutional Class) | Equitrans Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
ICON Natural Resources and Infrastructure Fund (Institutional Class) | Patterson-UTI Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
ICON Natural Resources and Infrastructure Fund (Institutional Class) | Granite Construction Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
ICON Natural Resources and Infrastructure Fund (Institutional Class) | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
ICON Natural Resources and Infrastructure Fund (Institutional Class) | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
ICON Natural Resources and Infrastructure Fund (Institutional Class) | ZTO Express Cayman Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ICON Natural Resources and Infrastructure Fund (Investor Class) | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
ICON Natural Resources and Infrastructure Fund (Investor Class) | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
ICON Natural Resources and Infrastructure Fund (Investor Class) | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
ICON Natural Resources and Infrastructure Fund (Investor Class) | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
ICON Natural Resources and Infrastructure Fund (Investor Class) | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
ICON Natural Resources and Infrastructure Fund (Investor Class) | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON Natural Resources and Infrastructure Fund (Investor Class) | Blue Bird Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
ICON Natural Resources and Infrastructure Fund (Investor Class) | AAR Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
ICON Natural Resources and Infrastructure Fund (Investor Class) | Golar LNG Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
ICON Natural Resources and Infrastructure Fund (Investor Class) | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
ICON Natural Resources and Infrastructure Fund (Investor Class) | Equitrans Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
ICON Natural Resources and Infrastructure Fund (Investor Class) | Patterson-UTI Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
ICON Natural Resources and Infrastructure Fund (Investor Class) | Granite Construction Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
ICON Natural Resources and Infrastructure Fund (Investor Class) | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
ICON Natural Resources and Infrastructure Fund (Investor Class) | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
ICON Natural Resources and Infrastructure Fund (Investor Class) | ZTO Express Cayman Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ICON UTILITIES AND INCOME FUND (Institutional Class) | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON UTILITIES AND INCOME FUND (Institutional Class) | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
ICON UTILITIES AND INCOME FUND (Institutional Class) | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	94.40%
ICON UTILITIES AND INCOME FUND (Institutional Class) | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
ICON UTILITIES AND INCOME FUND (Institutional Class) | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
ICON UTILITIES AND INCOME FUND (Institutional Class) | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
ICON UTILITIES AND INCOME FUND (Institutional Class) | NiSource Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
ICON UTILITIES AND INCOME FUND (Institutional Class) | ALLETE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
ICON UTILITIES AND INCOME FUND (Institutional Class) | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
ICON UTILITIES AND INCOME FUND (Institutional Class) | Avangrid Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
ICON UTILITIES AND INCOME FUND (Institutional Class) | Ameren Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
ICON UTILITIES AND INCOME FUND (Institutional Class) | Eversource Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
ICON UTILITIES AND INCOME FUND (Institutional Class) | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
ICON UTILITIES AND INCOME FUND (Investor Class) | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON UTILITIES AND INCOME FUND (Investor Class) | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
ICON UTILITIES AND INCOME FUND (Investor Class) | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	94.40%
ICON UTILITIES AND INCOME FUND (Investor Class) | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
ICON UTILITIES AND INCOME FUND (Investor Class) | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
ICON UTILITIES AND INCOME FUND (Investor Class) | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
ICON UTILITIES AND INCOME FUND (Investor Class) | NiSource Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
ICON UTILITIES AND INCOME FUND (Investor Class) | ALLETE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
ICON UTILITIES AND INCOME FUND (Investor Class) | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
ICON UTILITIES AND INCOME FUND (Investor Class) | Avangrid Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
ICON UTILITIES AND INCOME FUND (Investor Class) | Ameren Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
ICON UTILITIES AND INCOME FUND (Investor Class) | Eversource Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
ICON UTILITIES AND INCOME FUND (Investor Class) | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%